Discontinued Operations Discontinued Operations (Tables)	3 Months Ended
Mar. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The following table presents summarized results of operations related to discontinued operations for the three months ended March 31, 2013:

	Three Months Ended
	March 31,
	2012	2013
	(in thousands)
Revenues	$3,285	$3,228
Operating costs and expenses	(4,467)	(4,334)
Income tax benefit	473	1
Loss from discontinued operations, net of tax	$(709)	$(1,105)